Other Assets (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Other Assets Disclosure [Line Items]
Security deposits for leased property		₨ 5,410.3	$ 71.8	₨ 5,112.9
Sundry accounts receivable		55,379.5	734.6	49,465.6
Advance income tax (net of current tax expense)		25,140.7	333.5	18,785.7
Advances		7,639.3	101.3	4,213.1
Prepaid expenses		1,374.6	18.2	1,356.7
Deposits/Margins paid		15,226.9	202.0	8,319.8
Derivatives (refer to note 24)		190,537.6	2,527.4	132,524.1
Term placements		109,372.8	1,450.8	115,428.4
Receivable on account of trade date		221,960.9	2,944.1	4,890.7
Right-of-use assets		60,756.9	805.9	0.0
Others	[1]	44,552.6	590.9	55,636.0
Total		₨ 737,352.1	$ 9,780.5	₨ 395,733.0

[1]	Effective April 1, 2018, the Bank adopted ASU 2016-01. The equity securities that were previously reported as AFS securities were reclassified to other assets with carrying value amounting to Rs. 1,267.7 million. Others include equity securities with carrying value amounting to Rs. 11,483.4 million and Rs. 11,611.2 million as at March 31, 2019 and March 31, 2020, respectively. Equity securities include non-marketable equity securities carried at cost Rs. 459.4 million and Rs. 696.9 million as at March 31, 2019 and March 31, 2020, respectively. Unrealized gain \ (loss) recognized in non-interest revenue–other, net Rs 6,717.5 million and Rs. (131.1) million for the fiscal year ended March 31, 2019 and March 31, 2020, respectively.